SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Buildings	Dec. 31, 2012 Machinery Minimum	Dec. 31, 2012 Machinery Maximum	Dec. 31, 2012 Furniture, fixtures and equipment	Dec. 31, 2012 Motor vehicles
Project assets
Project assets - Acquisition cost	$ 275,423,447
Project assets - Modules cost	30,721,957
Project assets - Development cost	67,037,602
Project assets - Others	25,964,018
Total Project assets	399,147,024
Current portion	180,436,619	37,133,068
Non-current portion	$ 218,710,405
Property, plant and equipment
Estimated useful lives			20 years	5 years	10 years	5 years	5 years